LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Changes in loans to senior officers and directors
Servicing loans for others	$ 3,500,000	$ 4,900,000
Executive Officers And Directors
Changes in loans to senior officers and directors
Balance at the beginning of the period	1,658,197	1,533,245
Additions	729,706	1,017,031
Repayments	(1,066,858)	(1,004,425)
Other changes	(161,499)	112,346
Balance at the end of the period	$ 1,159,546	$ 1,658,197
Single-family residential loans
Loans receivable
Charge-offs recognition period	180 days
Home Equity Lines of Credit | Executive Officers And Directors
Changes in loans to senior officers and directors
Loans, including undisbursed portion	$ 809,000
Loans, disbursed portion	$ 97,000
Consumer Loan
Loans receivable
Charge-offs recognition period	120 days